LEASES (Tables)	3 Months Ended
Mar. 31, 2021
LEASES
Schedule of additional balance sheet information related to leases

March 31, 2021
Operating lease right-of-use asset	$17,042

Operating leases within other payables	8,637
Operating leases within other long-term liabilities	8,440
Total operating leases	$17,077

Weighted average lease term – operating leases	2.23 years
Weighted average discount rate – operating leases	1.12%

Schedule of minimum lease commitments due as of the year ended under non-cancelable operating leases
As of March 31, 2021
Remaining in 2021	$6,597
2022	7,540
2023	2,339
2024	707
2025 – thereafter	87
Total	$17,270
Less present value discount	193
17,077

As of December 31, 2020
2021	10,160
2022	8,208
2023	2,678
2024	858
2025 - thereafter	108
$22,012